UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     October 31, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $277,810 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE COMMUNICTNS  COM                 00754A105      339    23225 SH       DEFINED                     0        0    23225
BED BATH & BEYOND INC       COM                 075896100    23068   906051 SH       DEFINED                  5860        0   900191
BEST BUY INC                COM                 086516101     1945    42795 SH       DEFINED                     0        0    42795
BIOVAIL CORP (NEW)          COM                 09067J109     1002    21600 SH       DEFINED                     0        0    21600
BROADVISION INC             COM                 111412102      729   801145 SH       DEFINED                  8460        0   792685
BROCADE COMMUNICATIONS SYS  COM                 111621108     3729   265775 SH       DEFINED                  6550        0   259225
CDW COMPUTER CENTERS INC    COM                 125129106    17799   491958 SH       DEFINED                  2840        0   489118
CHECK POINT SOFTWARE TECH   COM                 M22465104    17453   792589 SH       DEFINED                  2195        0   790394
CHEESECAKE FACTORY INC      COM                 163072101     1825    76200 SH       DEFINED                     0        0    76200
CISCO SYSTEMS INC           COM                 17275R102    13593  1116011 SH       DEFINED                  3480        0  1112531
DOUBLECLICK INC             COM                 258609304     2092   367074 SH       DEFINED                  3374        0   363700
ELAN CORP PLC ADR           COM                 284131208     5971   123250 SH       DEFINED                     0        0   123250
FASTENAL COMPANY            COM                 311900104     2785    48876 SH       DEFINED                     0        0    48876
FORRESTER RESEARCH INC      COM                 346563109     4687   282175 SH       DEFINED                     0        0   282175
HOME DEPOT INC              COM                 437076102    15858   413301 SH       DEFINED                  2160        0   411141
ILLUMINET HOLDINGS INC      COM                 452334105      354     9230 SH       DEFINED                     0        0     9230
JDS UNIPHASE CORP           COM                 46612J101      383    60650 SH       DEFINED                     0        0    60650
KOHLS CORP                  COM                 500255104    22009   458515 SH       DEFINED                  2280        0   456235
LEGATO SYSTEMS              COM                 524651106      618   112750 SH       DEFINED                     0        0   112750
MARCHFIRST INC              COM                 566244109        0    11180 SH       DEFINED                     0        0    11180
MEDTRONIC INC               COM                 585055106     7598   174672 SH       DEFINED                  1450        0   173222
MICROSOFT CORP              COM                 594918104    10469   204601 SH       DEFINED                  1410        0   203191
NETWORK APPLIANCE INC       COM                 64120L104     5449   801314 SH       DEFINED                  3230        0   798084
OPENWAVE SYSTEMS INC        COM                 683718100      654    51305 SH       DEFINED                     0        0    51305
ORACLE CORP                 COM                 68389X105    14789  1175590 SH       DEFINED                  6140        0  1169450
P F  CHANGS CHINA BISTRO    COM                 69333Y108     1979    55085 SH       DEFINED                   720        0    54365
PAYCHEX INC                 COM                 704326107     4058   128792 SH       DEFINED                  3277        0   125514
PEPSICO INC                 COM                 713448108      388     8000 SH       DEFINED                     0        0     8000
POWER-ONE INC               COM                 739308104     1565   254446 SH       DEFINED                     0        0   254446
QUALCOMM INC                COM                 747525103    11992   252246 SH       DEFINED                  2010        0   250236
QUINTILES TRANSNATIONAL     COM                 748767100     9199   630078 SH       DEFINED                  5240        0   624838
SMALL WORLDWIDE PLC         COM                 83168P108      199    10000 SH       DEFINED                     0        0    10000
SMARTFORCE PUBLIC LTD       SPONSORED ADR       83170A206     8136   497282 SH       DEFINED                  3640        0   493642
STAPLES  INC                COM                 855030102     6436   482070 SH       DEFINED                 10780        0   471290
STARBUCKS CORPORATION       COM                 855244109    10265   687053 SH       DEFINED                  5900        0   681153
SYNOPSYS INC                COM                 871607107    11787   293857 SH       DEFINED                  2030        0   291827
TRIQUINT SEMICONDUCTOR      COM                 89674K103     8866   554485 SH       DEFINED                  3935        0   550550
TWEETER HOME ENTERTAINMENT  GROUP INC           901167106      815    59770 SH       DEFINED                     0        0    59770
VERISIGN INC                COM                 92343E102     6314   150699 SH       DEFINED                  1740        0   148959
WATSON PHARMACEUTICALS      COM                 942683103    19423   355025 SH       DEFINED                  2445        0   352580
ZORAN CORP                  COM                 98975F101     1190    49150 SH       DEFINED                   880        0    48270